Income Taxes - Composition of income tax (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Composition of income tax
Current income tax expense		¥ 373	¥ 22,978	¥ 15,079
Deferred taxation	$ 520	3,391	(3,085)	(252)
Total	$ 577	¥ 3,764	¥ 19,893	¥ 14,827